SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.0%
	Banks — 6.5%
	Banks — 6.5%
	Bank of Montreal	79,411	$ 7,636,337
	China Merchants Bank Co. Ltd. Class A	1,800,600	11,350,749
	National Australia Bank Ltd.	186,300	3,522,179
	United Overseas Bank Ltd.	230,000	4,345,714
			26,854,979
	Capital Goods — 6.8%
	Electrical Equipment — 3.9%
	ABB Ltd.	403,888	10,771,475
	Schneider Electric SE	47,987	5,677,513
	Industrial Conglomerates — 1.8%
	Hitachi Ltd.	159,200	7,554,021
	Trading Companies & Distributors — 1.1%
	Ashtead Group plc	104,567	4,377,484
			28,380,493
	Commercial & Professional Services — 4.6%
	Commercial Services & Supplies — 1.9%
[a]	China Conch Environment Protection Holdings Ltd.	936,500	651,640
	Waste Connections, Inc.	58,773	7,285,501
	Professional Services — 2.7%
	Recruit Holdings Co. Ltd.	248,900	7,328,681
[a]	Visional, Inc.	86,500	3,882,555
			19,148,377
	Consumer Durables & Apparel — 4.2%
	Household Durables — 2.2%
	Sony Group Corp.	111,183	9,091,800
	Textiles, Apparel & Luxury Goods — 2.0%
	LVMH Moet Hennessy Louis Vuitton SE	13,561	8,266,684
			17,358,484
	Consumer Services — 2.5%
	Diversified Consumer Services — 0.7%
[a]	Coursera, Inc.	198,537	2,815,255
	Hotels, Restaurants & Leisure — 1.8%
[a]	Booking Holdings, Inc.	4,399	7,693,807
			10,509,062
	Diversified Financials — 5.7%
	Capital Markets — 5.7%
	B3 SA - Brasil Bolsa Balcao	2,100,213	4,398,310
	East Money Information Co. Ltd. Class A	1,264,744	4,798,784
	Hong Kong Exchanges & Clearing Ltd.	292,500	14,388,668
			23,585,762
	Food & Staples Retailing — 6.7%
	Food & Staples Retailing — 6.7%
	Alimentation Couche-Tard, Inc.	152,173	5,935,835
	Seven & i Holdings Co. Ltd.	284,800	11,055,731
	Tesco plc	3,522,409	10,955,404
			27,946,970
	Household & Personal Products — 5.2%
	Personal Products — 5.2%
	Estee Lauder Cos., Inc. Class A	15,388	3,918,862
	L’Oreal SA	31,099	10,731,952
	Shiseido Co. Ltd.	174,500	7,004,179
			21,654,993
	Materials — 5.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Chemicals — 4.6%
	Air Liquide SA	46,927	$ 6,300,576
	Albemarle Corp.	34,958	7,305,523
	Linde plc	19,709	5,658,176
	Metals & Mining — 1.2%
	Norsk Hydro ASA	867,190	4,856,412
			24,120,687
	Media & Entertainment — 1.9%
	Interactive Media & Services — 1.9%
[a]	Kanzhun Ltd. ADR	295,230	7,758,644
			7,758,644
	Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
	Biotechnology — 2.5%
	CSL Ltd.	55,442	10,296,617
	Pharmaceuticals — 5.1%
	Novartis AG	119,914	10,155,604
	Roche Holding AG	33,644	11,226,414
			31,678,635
	Retailing — 10.4%
	Internet & Direct Marketing Retail — 10.4%
[a]	Alibaba Group Holding Ltd.	576,200	8,216,952
[a]	Alibaba Group Holding Ltd. Sponsored ADR	48,487	5,512,002
	JD.com, Inc. Class A	165,802	5,341,636
	JD.com, Inc. ADR	106,625	6,847,457
[a,b]	Meituan Class B	542,900	13,436,201
[a]	MercadoLibre, Inc.	6,522	4,153,666
			43,507,914
	Semiconductors & Semiconductor Equipment — 3.9%
	Semiconductors & Semiconductor Equipment — 3.9%
	NVIDIA Corp.	45,681	6,924,783
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	113,927	9,313,532
			16,238,315
	Software & Services — 13.4%
	Information Technology Services — 7.4%
[a,b]	Adyen NV	5,616	8,168,779
	Computershare Ltd.	532,400	9,054,934
	Nomura Research Institute Ltd.	236,700	6,297,811
	Visa, Inc. Class A	36,787	7,242,992
	Software — 6.0%
	Constellation Software, Inc.	5,487	8,145,544
	Hundsun Technologies, Inc. Class A	1,536,738	9,995,006
	SAP SE	76,148	6,936,953
			55,842,019
	Technology Hardware & Equipment — 4.2%
	Communications Equipment — 1.9%
	Telefonaktiebolaget LM Ericsson Class B	1,065,006	7,940,371
	Electronic Equipment, Instruments & Components — 2.3%
	Halma plc	139,951	3,422,580
	Keyence Corp.	18,400	6,289,741
			17,652,692
	Transportation — 2.8%
	Road & Rail — 2.8%
	Canadian Pacific Railway Ltd.	163,972	11,451,805
			11,451,805
	Utilities — 0.8%
	Electric Utilities — 0.8%
	Electricite de France SA	415,953	3,402,619
			3,402,619

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Total Common Stock (Cost $439,958,728)		387,092,450
	Short-Term Investments — 5.9%
[c]	Thornburg Capital Management Fund	2,469,123	$ 24,691,234
	Total Short-Term Investments (Cost $24,691,234)		24,691,234
	Total Investments — 98.9% (Cost $464,649,962)		$411,783,684
	Other Assets Less Liabilities — 1.1%		4,643,138
	Net Assets — 100.0%		$416,426,822

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $21,604,980, representing 5.19% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Mgmt. Fund	$31,700,716	$299,481,251	$(306,490,733)	$-	$-	$24,691,234	$142,917